Other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Other current assets
Schedule of other current assets
Other current assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Interest receivable	61,145,183	53,484,027
Value-added tax recoverable	57,328,066	62,336,003
Funds receivable from third party payment service provider(1)	47,029,453	69,263,440
Content rights	35,175,308	10,589,085
Other s	24,835,846	8,637,038

Total	225,513,856	204,309,593

(1)	The Group opened accounts with external online payment service providers to collect funding from users.